Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Components of Property and Equipment
Property and equipment related to continuing operations consist of the following (in thousands):

	Estimated Useful Life (Years)	As of December 31,
		2015	2014
Machinery and equipment	2-5	$49,059	$35,690
Lab equipment	2-3	1,615	1,585
Computers	3	2,067	3,937
Software	3	2,566	5,399
Office furniture and fixtures	3-5	1,468	1,140
Leasehold improvement	*	927	810
Construction in process	—	12,275	10,502
Total property and equipment		$69,977	$59,063
Less: accumulated depreciation		(28,184)	(22,121)
Total property and equipment		$41,793	$36,942

* Lesser of lease term or useful life of asset
Property and equipment by geographic location consist of the following (in thousands):

	As of December 31,
	2015	2014
Property and equipment:
U.S. property and equipment	$19,267	$21,892
Non-U.S. property and equipment	50,710	37,171
Less: accumulated depreciation	(28,184)	(22,121)
Total property and equipment	$41,793	$36,942